Note 22 - Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Note 22 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,186,160	24,505,348
Nonvested [Member]
Note 22 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,000,000	1,900,445
Restricted Stock [Member]
Note 22 - Net Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,030,240